DEFERRED CONSIDERATION (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Roto Sports, Inc.
Asset Acquisitions and Business Combinations [Line Items]
Deferred payables	$ 300
Freebets.com
Asset Acquisitions and Business Combinations [Line Items]
Asset acquisition, consideration payable	7,325
Current deferred consideration liabilities	$ 3,652